Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 6,220	$ (19,689)	$ (14,828)
Other comprehensive income (loss):
Change in foreign currency translation adjustment	878	353	(325)
Change in unrealized gains (losses) on cash flow hedges:
Unrealized gains (losses) during the period	(1,418)	(4,057)	346
Losses (gains) reclassified into net income (loss)	3,609	2,055	(1,460)
Net change	2,191	(2,002)	(1,114)
Other comprehensive income (loss)	3,069	(1,649)	(1,439)
Comprehensive income (loss)	$ 9,289	$ (21,338)	$ (16,267)